Nature of Business	12 Months Ended
Sep. 30, 2013
Nature of Business
Nature of Business

1.    Nature of Business

        Alphabet Holding Company, Inc. ("Holdings"), and together with its subsidiary, NBTY, Inc.("NBTY"), together with NBTY's Subsidiaries, (the "Company," "we," or "us") is the leading global vertically integrated manufacturer, marketer, distributor and retailer of a broad line of high-quality vitamins, nutritional supplements and related products in the United States, with operations worldwide. We market over 25,000 individual stock keeping units ("SKUs") under numerous owned and private-label brands, including Nature's Bounty®, Ester-C®, Balance Bar®, Solgar®, MET-Rx®, American Health®, Osteo Bi-Flex®, Flex-A-Min®, SISU®, Knox®, Sundown®, Pure Protein®, Body Fortress®, WORLDWIDE Sport Nutrition®, Natural Wealth®, Puritan's Pride®, Holland & Barrett®, GNC® (UK), Physiologics®, De Tuinen®, Essenza® and Vitamin World®.